OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2024	2023

Prepaid expenses	352	245
Receivables from government authorities	194	387
Others	56	302

	602	934